STOCK-BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF RESTRICTED STOCK AWARDS ACTIVITY

The activity for restricted stock awards under the Company’s incentive plans was as follows for the six months ended June 30, 2024 and June 30, 2023:

Weighted
		Weighted	Average
		Average	Remaining
	Number	Grant Date	Contractual
	Shares	Fair Value	Term (years)

Nonvested at December 31, 2022	-	$-	-
Granted	-	$-	-
Shares vested	-	$-	-
Forfeitures	-	$-	-
Nonvested at March 31, 2023

Acquired concurrent with the Titan Merger (vested and unreleased)	1,405,000	0.01	-

Acquired concurrent with the Titan Merger (unvested)	3,600,000	0.01	2.62
Granted	-	$-	-
Shares vested	(600,000)	$0.01	-
Forfeitures	-	$-	-
Outstanding (nonvested) at June 30, 2023	3,000,000	0.01	1.95
Outstanding (vested and unreleased) at June 30, 2023	2,005,000	0.01	-
Total Oustanding at June 30, 2023	5,005,000	$0.01	2.51

Nonvested at December 31, 2023	-	$-	-
Granted	-	$-	-
Shares vested	-	$-	-
Forfeitures	-	$-	-
Nonvested at March 31, 2024	-	$-	-
Granted	-	$-	-
Shares vested	-	$-	-
Forfeitures	-	$-	-
Total Outstanding at June 30, 2024	-	$-	-

The activity for restricted stock awards under the Company’s incentive plans was as follows for the years ended December 31, 2023 and 2022:

Weighted
		Weighted	Average
		Average	Remaining
	Number	Grant Date	Contractual
	Shares	Fair Value	Term (years)

Nonvested at December 31, 2021	-	$-	-
Granted	-	$-	-
Shares vested	-	$-	-
Forfeitures	-	$-	-
Nonvested at December 31, 2022	-	$-	-

Nonvested at December 31, 2022	-	$-	-
Granted	-	$-	-
Acquired concurrent with the Titan Merger (vested and unreleased)	1,405,000	$0.01	-
Acquired concurrent with the Titan Merger (unvested)	3,600,000	$0.01	-
Shares vested	(300,000)	$0.01	-
Forfeitures and cancelations	(4,705,000)	$0.01	-
Total outstanding at December 31, 2023	-	$-	-